NOTES PAYABLE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended	66 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2012	May 25, 2012
Promissory notes issued					$ 196,800
Interest on Promissory notes					6.00%
Aggregate principal of promissory notes canceled							196,800
Accrued But Unpaid Interest Notes Canceled							17,208
Per Share Note Exchange							$ 1.00
Shares Exchange Notes Cancelled							214,800
Gain on settlement of debt	$ 0	$ 0	$ 107,004	$ 0		$ 107,004
Number Of Debt Instruments			11